ANNUAL REPORT o AUGUST 31, 1999

                CITIFUNDS SM
------------------------

           NEW YORK
           TAX FREE RESERVES


MONEY MARKETS

                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

TABLE OF CONTENTS


CITIFUNDS NEW YORK TAX FREE RESERVES

Letter to Our Shareholders                                  1
-------------------------------------------------------------
Portfolio Environment and Outlook                           2
-------------------------------------------------------------
Fund Facts                                                  3
-------------------------------------------------------------
Fund Performance                                            4
-------------------------------------------------------------
Portfolio of Investments                                    5
-------------------------------------------------------------
Statement of Assets and Liabilities                        13
-------------------------------------------------------------
Statement of Operations                                    13
-------------------------------------------------------------
Statement of Changes in Net Assets                         14
-------------------------------------------------------------
Financial Highlights                                       14
-------------------------------------------------------------
Notes to Financial Statements                              15
-------------------------------------------------------------
Independent Auditors' Report                               19
-------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:

    Despite the volatility of the financial markets over the past twelve months, money market securities once again provided competitive returns for shareholders seeking income with capital preservation. Economic conditions during the reporting period were generally characterized by strong growth coupled with low inflation. However, many forward-looking investors were alternately concerned over the past year that the economy might either be deteriorating or growing too quickly. Those investors who sought the safety of money market funds were largely unaffected by the volatility of the stock and bond markets caused by these shifting views.

    In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFundsSM New York Tax Free Reserves with the goal of achieving its investment objectives: providing high levels of current income exempt from federal, New York State and New York City personal income taxes, and preservation of capital and liquidity.

    This report reviews the Fund's investment activities and performance during the twelve months ended August 31, 1999, and provides a summary of Citibank's perspective on and outlook for the tax exempt money market securities marketplace.

    Thank you for your continued confidence and participation.

Sincerely,

/s/Philip W. Coolidge
-------------------

Philip W. Coolidge
President
September 15, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

    THE PAST YEAR HAS BEEN AN EVENTFUL ONE FOR THE U.S. ECONOMY AND FINANCIAL MARKETS. Between September 1, 1998 and August 31, 1999, a period that coincides with CitiFundsSM New York Tax Free Reserves' fiscal year, the U.S. economy underwent a full interest-rate cycle. When the reporting period began, interest rates were declining sharply in response to the currency and credit crisis that began in Asia, spread to Russia and threatened Latin America. Many U.S. investors were concerned that economic weakness abroad might derail the domestic economy. In response, the Federal Reserve Board (the "Fed") and other central banks throughout the world reduced short-term interest rates in an attempt to stimulate global economic growth. As a result, interest rates and yields of most money market instruments declined over the last four months of 1998.

    However, the first eight months of 1999 reflected dramatically different economic conditions. When it became apparent early in the year that the worst of the global financial crisis was over, many investors' concerns about an economic slowdown eased. In fact, the U.S. economy was actually stronger than most investment professionals expected, and evidence quickly emerged that it might be growing at unsustainable rates. This unexpectedly robust growth triggered fears among fixed-income investors that inflation might accelerate from its prevailing low levels. Tight labor markets and rising commodities prices lent credence to this view. In response, the Fed raised short-term interest rates twice during the summer of 1999, effectively offsetting most of the rate cuts it had implemented last fall.

    In this environment, tax-exempt money market yields generally rose along with interest rates. However, tax-exempt money market yields tended to rise less than yields of taxable money market instruments, primarily because of differing supply-and-demand influences between the two markets. While issuance from corporations in the taxable market remained robust, the strong economy had enabled the Empire State and several of its municipalities to improve their fiscal operations, reducing their need during the reporting period to borrow in order to cover short-term deficits. Yet demand for tax-exempt money market instruments remained high from individuals and institutions in New York who were seeking to minimize their federal, state and local income tax liabilities.

    Supply-and-demand conditions for municipal notes make it more important for the Fund's investment team to take advantage of select opportunities to capture higher yields whenever they become available. Such opportunities generally arise during periods of seasonal issuance, when New York State and its municipalities come to the market simultaneously. Yields tend to rise during these temporary periods of issuance because municipalities are effectively competing with each other for investor interest. Accordingly, the Fund's management team purchases as many issues as possible during these times in order to take advantage of more competitive yields. At other times, when little new issuance is taking place, the managers rely primarily on Variable Rate Demand Notes (VRDNs), which are short-term instruments that are securitized and issued by investment banks.

    DURING THE REPORTING PERIOD, THE FUND'S MANAGERS ALLOWED THE FUND'S AVERAGE MATURITY TO DECREASE GRADUALLY TO AS LOW AS 45 DAYS. This strategy helped free up cash to take advantage of higher yielding securities when they became available. Then, by using cash to purchase higher yielding municipal notes during periods of relatively heavy issuance, the managers increased the Fund's average maturity to as high as 70 days. This maturity stance enabled the managers to lock in the higher yields of longer-term securities that had the potential to "tide them over" until the next period of seasonal issuance.

    LOOKING FORWARD, THE FUND'S MANAGEMENT TEAM BELIEVES THAT THE FED'S SHIFT TO HIGHER INTEREST RATES SHOULD HELP EASE INVESTORS' CONCERNS REGARDING THE POSSIBILITY OF AN OVERHEATED ECONOMY AND RISING INFLATION. Accordingly, the managers are watching carefully for opportunities to take advantage of changes in interest rates.




FUND FACTS

FUND OBJECTIVE
To provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes*, preservation of capital and liquidity.

INVESTMENT ADVISER                   DIVIDENDS
Citibank, N.A.                       Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS           CAPITAL GAINS
November 4, 1985                     Distributed annually, if any

NET ASSETS AS OF 8/31/99             BENCHMARKS**
$1,181.5 million                     o Lipper New York Tax Exempt Money
                                       Market Funds Average
                                     o IBC Financial Data New York Tax
                                       Free Money Market Funds Average

 * A portion of the income may be subject to the Federal Alternative Minimum Tax
   (AMT).  Consult your  personal tax advisor.
** The Lipper Funds Average and IBC Funds Average reflect the performance
   (excluding sales charges) of mutual funds with similar objectives.

CITIFUNDS NEW YORK TAX FREE RESERVES
FUND PERFORMANCE
TOTAL RETURNS

                                                          ONE     FIVE     TEN
ALL PERIODS ENDED AUGUST 31, 1999                        YEAR    YEARS*  YEARS*
-------------------------------------------------------------------------------
CitiFunds New York Tax Free Reserves                     2.60%    2.96%   3.11%
Lipper New York Tax Exempt Money Market Funds Average    2.56%    2.94%   3.09%

* Average Annual Total Return

7-DAY YIELDS
Annualized Current          2.58%
Effective                   2.61%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 1999, the Fund paid $0.02572 per share to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions during this period were exempt from Federal income tax and 72.0% of dividends earned were also exempt from New York personal income tax. In addition, 8.4% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS NEW YORK TAX FREE RESERVES VS. IBC FINANCIAL DATA NEW YORK TAX FREE MONEY MARKET FUNDS AVERAGE

The following plot points represent a chart.

8/25/98  2.82     2.64
         2.79     2.66
         2.57     2.47
         2.74     2.63
         3.05     2.96
         3.19     3.11
         3.00     2.88
10/13/98 2.78     2.66
         2.75     2.66
         2.67     2.56
         2.64     2.56
         2.59     2.48
         2.67     2.56
         2.78     2.64
         2.68     2.59
12/8/98  2.49     2.29
         2.57     2.47
         2.72     2.65
         2.90     2.86
         3.03     3.01
         2.56     2.43
         2.45     2.35
1/26/99  2.41     2.30
         2.33     2.24
         2.04     1.89
         2.02     1.88
         2.22     2.13
         2.37     2.29
         2.27     2.20
         2.41     2.36
3/23/99  2.44     2.38
         2.39     2.35
         2.38     2.33
         2.24     2.16
         2.43     2.42
         2.63     2.67
         2.91     2.92
         2.82     2.81
5/18/99  2.72     2.71
         2.63     2.61
         2.57     2.57
         2.41     2.39
         2.48     2.47
         2.60     2.59
         2.75     2.83
7/6/99   2.67     2.69
         2.33     2.20
         2.36     2.33
         2.49     2.43
         2.50     2.46
         2.42     2.39
         2.55     2.51
         2.56     2.52
8/31/99  2.58     2.57

As illustrated, CitiFunds New York Tax Free Reserves generally provided a similar annualized seven-day yield to that of a comparable IBC Financial Data Money Funds Average, as published in IBC Money Fund ReportTM, for the one-year period.

Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                        August 31, 1999

                                PRINCIPAL
                                  AMOUNT
ISSUER                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
TAX EXEMPT COMMERCIAL PAPER--10.5%
-------------------------------------------------------------------------------
Metropolitan Transit
   Authority, NY,
   3.05% due 9/08/99              $ 5,000   $ 5,000,000
Metropolitan Transit
   Authority, NY,
   3.10% due 9/20/99               15,000    15,000,000
Metropolitan Transit
   Authority, NY,
   3.30% due 11/10/99               5,000     5,000,000
Metropolitan Transit
   Authority, NY,
   3.50% due 2/08/00               25,300    25,300,000
Metropolitan Transit
   Authority, NY,
   3.45% due 2/10/00               15,000    15,000,000
New York City Transitional
   Finance Authority
   Revenue,
   2.90% due 11/01/99              20,000    20,000,000
New York State
   Environmental Revenue,
   3.25% due 9/09/99                6,500     6,500,000
New York State
   Environmental Revenue,
   3.00% due 12/08/99              12,000    12,000,000
New York State Power
   Authority Revenue,
   3.20% due 10/05/99              10,000    10,000,000
New York State Power
   Authority Revenue,
   3.40% due 10/05/99               1,200     1,200,000
Puerto Rico Government
   Development Authority,
   3.00% due 11/02/99               5,000     5,000,000
Puerto Rico Government
   Development Authority,
   3.10% due 11/18/99               3,000     3,000,000
Puerto Rico Government
   Development Authority,
   3.40% due 2/15/00                1,000     1,000,000
                                            -----------
                                            124,000,000

-------------------------------------------------------------------------------
REVENUE, TAX, BOND AND TAX
REVENUE ANTICIPATION NOTES AND GENERAL
OBLIGATION BONDS AND NOTES--17.8%
-------------------------------------------------------------------------------
Albany, NY, City School
   District, TANs,
   3.50% due 10/21/99               4,900     4,902,283
Albany, NY, City School
   District, TANs,
   7.10% due 10/01/99                 785       810,912
Beacon, NY, BANs,
   4.00% due 8/18/00                3,135     3,142,236
Brockport, NY, Central
   School District, BANs,
   3.50% due 5/19/00                9,200     9,222,897
Carle Place, NY, Union Free
   School District, TANs,
   4.00% due 6/28/00                3,000     3,011,919
Central Islip, NY, Union Free
   School District, TANs,
   4.00% due 6/30/00               18,000    18,057,492
City of New York, G.O.,
   3.50% due 1/26/00                2,700     2,700,000
Commack, NY, Union Free
   School District, BANs,
   3.80% due 6/23/00                3,000     3,008,199
East Moriches, NY, Union Free
   School District, TANs,
   3.80% due 6/23/00                4,500     4,512,298
East Northport, NY, BANs,
   3.50% due 9/09/99                5,300     5,300,398
Elmont, NY, Union Free School
   District, TANs,
   4.00% due 6/29/00                2,000     2,007,172
Erie County, NY, RANs,
   4.00% due 10/13/99               4,000     4,004,467
Fallsburg, NY, Central School
   District, BANs,
   3.50% due 4/27/00                8,350     8,364,777
Fayetteville Manlius, NY,
   Central School District,
   TANs,
   4.00% due 6/21/00                5,100     5,125,727
Hempstead, NY, BANs,
   3.50% due 9/15/99                1,890     1,890,281

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued) August 31, 1999


                                PRINCIPAL
                                  AMOUNT
ISSUER                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
Jericho, NY, Union Free School
   District, TANs,
   3.75% due 6/28/00              $ 1,000   $ 1,002,383
Kenmore Tonawanda, NY,
   Union Free School
   District, BANs,
   3.30% due 5/04/00                3,195     3,197,073
Levittown, NY, Union Free
   School District, TANs,
   3.80% due 6/21/00               13,000    13,035,272
Livingston County, NY,
   BANs, 3.25% due 3/04/00          4,040     4,045,146
Longwood, NY, Central
   School District, TANs,
   4.00% due 6/30/00                5,000     5,015,959
Massapequa, NY, Union Free
   School District, BANs,
   3.50% due 10/28/99               3,000     3,001,907
Monroe Woodbury, NY,
   Central School District,
   BANs, 3.50% due 5/26/00          2,589     2,591,545
North Colonie, NY,
   Central School District,
   BANs, 3.25% due 10/09/99         4,481     4,482,382
Norwich, NY, BANs,
   3.50% due 3/30/00                3,579     3,584,983
Palmyra Macedon, NY,
   Central School District,
   BANs, 3.50% due 4/20/00          3,265     3,272,409
Plainview-Old Bethpage, NY,
   Central School District,
   TANs, 4.00% due 6/30/00         10,000    10,037,253
Poughkeepsie, NY,
   City School District, TANs,
   4.00% due 6/30/00                4,900     4,915,667
Rochester, NY, BANs,
   3.50% due 3/08/00               10,000    10,026,563
Rockland County, NY,
   BANs, 3.25% due 3/03/00          6,000     6,010,253
Scotia Glenville, NY,
   Central School District,
   BANs, 4.00% due 7/14/00          1,750     1,754,374
South Country, NY,
   Central School District,
   TANs, 3.75% due 6/29/00         10,000    10,019,886
South Country, NY,
   Central School District,
    TANs, 4.25% due 6/29/00         4,000     4,023,896
Southern Cayuga, NY,
   Central School District,
   BANs, 3.50% due 5/25/00          9,000     9,016,480
Syracuse, NY, RANs,
   4.25% due 6/30/00                7,000     7,037,194
Taconic Hills, NY, Central
   School District, G.O
   4.25% due 6/15/00                  650       654,968
Ulster County, NY, BANs,
   3.50% due 5/05/00                3,563     3,569,949
Valley Stream, NY, Central
   School District, TANs,
   4.00% due 6/30/00                7,000     7,025,156
Vestal, NY, Central School
   District, BANs,
   3.75% due 6/22/00                5,267     5,285,957
Westchester County, NY,
   TANs, 2.83% due 12/30/99        12,000    12,000,498
                                            -----------
                                            210,668,211

ANNUAL, SEMI-ANNUAL AND
QUARTERLY TENDER REVENUE
BONDS AND NOTES (PUTS) --7.1%
-------------------------------------------------------------------------------
Dutchess County, NY,
   6.00% due 10/15/99                 100       100,335
Huntington, NY,
   4.75% due 4/15/00                1,145     1,156,444
Metropolitan Transit
   Authority, NY,
   6.70% due 1/01/00                  375       379,017
Metropolitan Transit
   Authority, NY,
   7.75% due 7/01/00                1,420     1,490,116
Municipal Assistance
   Corp., NY,
   5.50% due 7/01/00                1,000     1,018,052
Municipal Security Trust
   Certificates,
   3.15% due 9/08/99               20,000    20,000,000
Nassau County, NY,
   Industrial Development
   Agency,
   5.13% due 11/01/99               4,385     4,400,833

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS  August 31, 1999


                                PRINCIPAL
                                  AMOUNT
ISSUER                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
New York City, NY,
   Cultural Affairs
   (Museum of Modern Art),
   5.00% due 1/01/00              $ 4,635   $ 4,664,404
New York City, NY,
   4.70% due 10/01/99                 500       500,602
New York City, NY,
   5.88% due 10/01/99               4,000     4,007,690
New York City, NY,
   7.50% due 10/01/99                 470       478,656
New York City, NY,
   7.50% due 3/15/00                  505       516,281
New York City, NY,
   6.88% due 12/01/99               2,900     2,926,073
New York City, NY,
   8.00% due 3/15/00                  840       873,045
New York State Dormitory
   Authority Revenue,
   7.25% due 5/15/00                1,065     1,116,145
New York State Dormitory
   Authority Revenue,
   7.70% due 5/15/00                6,405     6,730,112
New York State Dormitory
   Authority Revenue,
   4.00% due 7/01/00                  360       361,896
New York State Dormitory
   Authority Revenue,
   7.70% due 7/01/00                  500       527,971
New York State Dormitory
   Authority Revenue,
   7.88% due 7/01/00                  500       528,681
New York State Housing
   Finance Authority,
   3.00% due 11/15/99               8,700     8,700,000
New York State Medical Care
   Facilities Agency,
   7.45% due 2/15/00                6,130     6,368,888
New York State Urban
   Development Corporation
   Revenue,
   7.75% due 1/01/00                9,950    10,300,340
Oneida County, NY,
   4.50% due 4/15/00                  255       257,084
Suffolk County, NY,
   Cooperative Bonds,
   4.00% due 9/15/99                  250       250,079
Suffolk County, NY,
   Cooperative Bonds,
   4.10% due 10/15/99               2,440     2,443,016
Triborough Bridge & Tunnel
   Authority, NY,
   7.00% due 1/01/00                1,500     1,541,826
White Plains, NY,
   4.00% due 7/12/00                2,654     2,667,248
                                            -----------
                                             84,304,834

VARIABLE DEMAND NOTES*--64.2%
-------------------------------------------------------------------------------
Alabama State Public
   School & College,
   due 11/01/13                     1,595     1,595,000
Alaska State Housing
   Finance Corp.,
   due 6/01/26                      3,500     3,500,000
Babylon, NY, Industrial
   Development Agency,
   AMT, due 7/01/14                   600       600,000
Bluffton, IN, Economic
   Development Revenue,
   AMT, due 9/01/05                 1,500     1,500,000
Clark County, NV,
   Airport Revenue,
   due 7/01/28                      1,085     1,085,000
Clark County, NV,
   Industrial Development
   Revenue, AMT,
   due 10/01/30                     2,300     2,300,000
Clipper Tax Exempt Trust,
   AMT, due 3/01/16                 9,010     9,010,000
Columbia County, NY,
   Industrial Development
   Agency,
   due 2/01/11                      1,800     1,800,000
Connecticut State Housing
   Financial Authority,
   due 5/15/18                      3,645     3,645,000
Connecticut State Health &
   Educational Facilities,
   due 6/10/30                      5,000     5,000,000
Escambia County, FL,
   Industrial Development
   Revenue,
   due 3/01/22                      3,700     3,700,000

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)August 31, 1999

                                PRINCIPAL
                                  AMOUNT
ISSUER                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
lorida Housing Finance
   Agency, AMT,
   due 6/01/26                    $ 5,000   $ 5,000,000
Fort Wayne, IN, Hospital
   Authority Revenue,
   due 1/01/16                      2,450     2,450,000
Georgia Local Government
   Certificates of Participation,
   due 6/01/28                        200       200,000
Glens Falls, NY, Industrial
   Development Agency,
   due 12/01/04                     1,410     1,410,000
Gulf Coast, Texas, Waste
   Disposal Authority, AMT
   due 6/01/24                        900       900,000
Indianapolis, IN, Industrial
   Development Revenue,
   AMT, due 12/01/04                2,000     2,000,000
Iowa Industrial Development
   Finance Authority
   Revenue, AMT,
   due 10/01/15                     1,000     1,000,000
Jasper County, MO,
   Industrial Development
   Authority,
   due 8/01/16                      2,300     2,300,000
Jefferson County, NY,
   Industrial Development,
   AMT, due 7/01/05                 1,500     1,500,000
Jefferson Parish, LA,
   Home Mortgage
   Authority, AMT,
   due 12/01/26                     1,000     1,000,000
Joplin, MO, Industrial
   Development Authority,
   due 10/01/01                     1,865     1,865,000
Kenton County, KY, Airport
   Board Revenue,
   due 3/01/06                      1,910     1,910,000
Laurens County, GA,
   Development Authority,
   AMT,
   due 5/01/17                      1,000     1,000,000
Lewis County, NY,
   Industrial Development
   Agency,
   due 9/01/04                      1,300     1,300,000
Lone Star, TX, Airport
   Authority,
   due 12/01/14                       200       200,000
Long Island Power Authority,
   NY,
   due 12/01/29                     1,700     1,700,000
Long Island Power Authority,
   NY,
   due 5/01/33                     25,950    25,950,000
Louisiana Housing Finance
   Agency, Mortgage
   Revenue,
   due 6/01/27                      1,760     1,760,000
Macon, GA, Trust
   Receipts,
   due 3/03/07                     45,790    45,790,000
Macon, GA, Trust
   Receipts, AMT,
   due 2/05/30                      1,325     1,325,000
Macon, GA, Trust
   Receipts, AMT,
   due 12/05/30                     1,765     1,765,000
Massachusetts State Housing
   Finance Authority, AMT,
   due 7/01/19                        695       695,000
Mercer County,WV, Industrial
   Development Revenue,
   due 5/01/01                      1,000     1,000,000
Metropolitan Pier and
   Exposition Authority, IL,
   due 12/15/19                     1,400     1,400,000
Metropolitan Transit Authority,
   NY,
   due 7/01/26                      1,000     1,000,000
Mississippi Single Family
   Home Corp., AMT,
   due 6/01/28                        695       695,000
Mississippi Single Family
   Home Corp., AMT,
   due 11/01/29                     3,250     3,250,000
Montgomery County, MD,
   Housing Opportunities,
   due 7/15/07                      2,000     2,000,000
Moorhead, MN, Solid Waste
   Disposal, AMT,
   due 4/01/12                      2,500     2,500,000

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS August 31, 1999

                                PRINCIPAL
                                  AMOUNT
ISSUER                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
Morgan County, Utah,
   Solid Waste,
   due 8/01/31                    $   200   $   200,000
Municipal Security Trust
   Certificates,
   due 1/01/03                     10,000    10,000,000
New Hanover County, NC,
   due 3/01/13                      2,250     2,250,000
New Rochelle, NY,
   due 12/01/05                     5,500     5,500,000
New York City, NY,
   due 2/15/03                      5,000     5,000,000
New York City, NY,
   due 8/01/09                      2,100     2,100,000
New York City, NY,
   due 8/01/15                      3,200     3,200,000
New York City, NY,
   due 8/01/16                      6,600     6,600,000
New York City, NY,
   due 6/01/17                      7,175     7,175,000
New York City, NY,
   due 8/01/19                      3,100     3,100,000
New York City, NY,
   due 2/01/20                      1,300     1,300,000
New York City, NY,
   due 6/01/22                      2,000     2,000,000
New York City, NY,
   due 8/01/22                      1,900     1,900,000
New York City, NY,
   Cultural Affairs
   (Carnegie Hall),
   due 1/01/08                      5,495     5,495,000
New York City, NY,
   Cultural Affairs
   (Carnegie Hall),
   due 12/01/10                     2,000     2,000,000
New York City, NY,
   Municipal Water Finance,
   due 6/15/24                      2,200     2,200,000
New York City, NY,
   Municipal Water Finance,
   due 6/15/31                      2,700     2,700,000
New York City Health &
   Hospital Corp.,
   due 2/15/26                     40,565    40,565,000
New York City Housing
   Development,
   due 4/15/07                      6,000     6,000,000
New York City Housing
   Development,
   due 1/15/19                        500       500,000
New York City Housing
   Development,
   due 3/15/25                        900       900,000
New York City Housing
   Development,
   due 10/15/28                     1,800     1,800,000
New York City Housing
   Development, AMT,
   due 11/15/28                    25,000    25,000,000
New York City Housing
   Development,
   due 4/15/29                      7,000     7,000,000
New York City Housing
   Development, AMT,
   due 6/15/29                     11,300    11,300,000
New York City Housing
   Development,
   due 12/01/30                     4,300     4,300,000
New York City Housing
   Development,
   due 7/01/31                      4,900     4,900,000
New York City Housing
   Development, AMT,
   due 8/01/31                      2,500     2,500,000
New York City Industrial
   Development Agency,
   due 12/01/01                     1,000     1,000,000
New York City Industrial
   Development Agency,
   due 6/30/14                      1,700     1,700,000
New York City Industrial
   Development Agency, AMT,
   due 12/01/17                     7,300     7,300,000
New York City Industrial
   Development Agency, AMT,
   due 6/01/22                      1,160     1,160,000
New York City Industrial
   Development Agency, AMT,
   due 11/01/24                     7,100     7,100,000

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued) August 31, 1999

                                PRINCIPAL
                                  AMOUNT
ISSUER                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
New York City Transitional
   Finance Authority Revenue,
   due 8/15/13                    $ 7,285   $ 7,285,000
New York City Transitional
   Finance Authority Revenue,
   due 11/15/21                     2,600     2,600,000
New York City Transitional
   Finance Authority Revenue,
   due 11/15/27                    20,200    20,200,000
New York City Transitional
   Finance Authority Revenue,
   due 11/01/08                    17,495    17,495,000
New York Pooled Puttable
   Trust, due 10/01/30                505       505,000
New York State,
   due 1/01/06                      7,840     7,840,000
New York State Dormitory
   Authority Revenue,
   due 7/01/19                      1,855     1,855,000
New York State Dormitory
   Authority Revenue,
   due 1/15/23                      5,000     5,000,000
New York State Dormitory
   Authority Revenue,
   due 2/15/23                      9,000     9,000,000
New York State Dormitory
   Authority Revenue,
   due 7/01/25                        700       700,000
New York State Dormitory
   Authority Revenue,
   due 8/01/29                     10,000    10,000,000
New York State Energy,
   Research & Development,
   due 12/01/20                     3,200     3,200,000
New York State Energy,
   Research & Development,
   due 12/01/26                     2,700     2,700,000
New York State Energy,
   Research & Development,
   due 10/01/29                     1,200     1,200,000
New York State Energy,
   Research & Development,
   due 5/01/34                     12,400    12,400,000
New York State Housing
   Finance Authority,
   due 11/15/19                     4,000     4,000,000
New York State Housing
   Finance Authority, AMT,
   due 11/01/28                    16,000    16,000,000
New York State Housing
   Finance Authority,
   due 11/01/30                     1,000     1,000,000
New York State Housing
   Finance Authority, AMT,
   due 11/01/30                    10,600    10,600,000
New York State Housing
   Finance Authority, AMT,
   due 11/01/31                     3,000     3,000,000
New York State Job
   Development Authority,
   due 3/01/00                      1,520     1,520,000
New York State Job
   Development Authority,
   AMT,
   due 3/01/03                      1,175     1,175,000
New York State Job
   Development Authority,
   due 3/01/07                      4,000     4,000,000
New York State Local
   Government Assistance
   Corp.,
   due 4/01/22                     24,845    24,845,000
New York State Local
   Government Assistance
   Corp.,
   due 4/01/25                      6,000     6,000,000
New York State Local
   Government Assistance
   Corp.,
   due 4/01/25                      2,500     2,500,000
New York State Medical Care
   Facilities Agency,
   due 11/01/08                     2,900     2,900,000
New York State Medical Care
   Facilities Agency,
   due 8/15/14                      6,730     6,730,000
New York State Medical Care
   Facilities Agency,
   due 2/05/29                      5,625     5,625,000
New York State Thruway
   Authority,
   due 4/01/08                     10,000    10,000,000

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS August 31, 1999


                                PRINCIPAL
                                  AMOUNT
ISSUER                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
New York State Thruway
   Authority,
   due 4/01/10                    $ 2,700   $ 2,700,000
New York State Thruway
   Authority,
   due 1/01/27                      7,300     7,300,000
New York State Thruway
   Authority,
   due 7/01/27                      5,000     5,000,000
North Carolina, Medical Care
   Community Hospital
   Revenue,
   due 10/01/20                       100       100,000
Onondaga County, NY,
   Industrial Development
   Agency,
   due 12/01/07                       515       515,000
Orange County, FL, Housing
   Finance Authority,
   due 2/01/04                        575       575,000
Orange County, FL, Housing
   Finance Authority,
   due 6/01/25                      2,000     2,000,000
Orlando, FL, Special
   Assessment Revenue,
   due 10/01/21                     3,200     3,200,000
Port Authority of New York
   & New Jersey, AMT,
   due 1/01/01                     25,000    25,000,000
Port Authority of New York
   & New Jersey,
   due 1/01/01                     40,000    40,000,000
Port Authority of New York
   & New Jersey,
   Special Obligation,
   due 6/01/20                      1,400     1,400,000
Port Authority of New York
   & New Jersey,
   Special Obligation,
   due 8/01/24                        200       200,000
Puerto Rico
   Commonwealth,
   due 12/01/15                     7,200     7,200,000
Puerto Rico
   Commonwealth,
   due 7/01/20                      9,155     9,155,000
Puerto Rico
   Commonwealth,
   due 7/01/24                      2,000     2,000,000
Puerto Rico
   Commonwealth,
   due 7/01/28                      2,670     2,670,000
Puerto Rico
   Commonwealth
   Highway Transportation,
   due 7/01/14                      4,800     4,800,000
Puerto Rico
   Commonwealth
   Highway Transportation,
   due 7/01/28                      7,020     7,020,000
Puerto Rico Electric
   Power Authority,
   due 1/01/12                      2,180     2,180,000
Puerto Rico Electric
   Power Authority,
   due 7/01/12                      4,850     4,850,000
Puerto Rico Electric
   Power Authority,
   due 7/01/13                        600       600,000
Puerto Rico Electric
   Power Authority,
   due 7/01/22                     15,000    15,000,000
Puerto Rico Electric
   Power Authority,
   due 7/01/23                      5,000     5,000,000
Puerto Rico Public
   Finance Corp.,
   due 6/01/12                      5,900     5,900,000
Puerto Rico Public
   Finance Corp.,
   due 6/01/13                     10,640    10,640,000
Puerto Rico Industrial
   Tourist Educational
   Revenue,
   due 10/01/20                     2,300     2,300,000
Puerto Rico Public
   Buildings Authority,
   due 1/01/25                      3,500     3,500,000
Puerto Rico Public
   Buildings Authority,
   due 7/01/21                      9,380     9,380,000

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued) August 31, 1999

                                PRINCIPAL
                                  AMOUNT
ISSUER                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
Puerto Rico Public
   Buildings Authority,
   due 7/01/25                   $ 5,830    $ 5,830,000
Red Bay, AL, Industrial
   Development Revenue
   Board,
   due 11/01/10                    1,900      1,900,000
Rutherford County, TN,
   Industrial Development,
   AMT,
   due 6/01/03                     1,750      1,750,000
Saint Charles Parish, LA,
   Pollution,
   due 3/01/24                     1,325      1,325,000
Schenectady County, NY,
   Industrial Development,
   due 6/01/09                     1,730      1,730,000
Seveir County, TN, Public
   Building Authority,
   due 6/01/09                       465        465,000
Seveir County, TN, Public
   Building Authority,
   due 6/01/17                     1,425      1,425,000
South Carolina Jobs
   Economy Development,
   AMT,
   due 11/01/10                    2,320      2,320,000
South Carolina Jobs
   Economy Development,
   AMT,
   due 6/01/15                     1,000      1,000,000
Sunrise FL, Utility
   System Revenue,
   due 10/01/18                    3,115      3,115,000
Syracuse NY, Industrial
   Development Agency,
   due 3/01/23                     2,300      2,300,000
Triborough Bridge & Tunnel
   Authority, NY,
   due 1/01/04                     3,100      3,100,000
Triborough Bridge & Tunnel
   Authority, NY,
   due 1/01/12                     6,320      6,320,000
University of Puerto Rico,
   University Revenue,
   due 6/01/25                     3,375      3,375,000
Walton County, GA,
   Industrial Building
   Authority, AMT,
   due 10/01/17                   1,600       1,600,000
Washington State Multi-Family
   Mortgage Revenue,
   due 7/01/25                    2,275       2,275,000
Wisconsin Housing &
   Economic Development,
   AMT,
   due 9/01/17                    1,675       1,675,000
                                         --------------
                                            757,910,000
                                         --------------
TOTAL INVESTMENTS,
   AT AMORTIZED COST               99.6%  1,176,883,045
OTHER ASSETS,
     LESS LIABILITIES               0.4       4,641,177
                                  -----  --------------
Net Assets                        100.0% $1,181,524,222
                                  =====  ==============
AMT--Subject to Alternative Minimum Tax

* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice. See notes to financial statements

CITIFUNDS NEW YORK TAX FREE RESERVES
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1999
-------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost (Note 1A)                         $1,176,883,045
Cash                                                                      2,061
Interest receivable                                                   6,984,204
-------------------------------------------------------------------------------
  Total assets                                                    1,183,869,310
-------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                     1,549,317
Payable for shares of beneficial interest repurchased                    40,000
Payable to affiliates:
  Investment advisory fees (Note 3)                                     108,924
  Shareholder servicing agents' fees (Note 4B)                          252,956
Accrued expenses and other liabilities                                  393,891
-------------------------------------------------------------------------------
  Total liabilities                                                   2,345,088
-------------------------------------------------------------------------------
NET ASSETS for 1,181,568,336 shares of beneficial
 interest outstanding                                            $1,181,524,222
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                  $1,181,568,336
Accumulated net realized loss on investments                            (44,114)
-------------------------------------------------------------------------------
  Total                                                          $1,181,524,222
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE  $         1.00
-------------------------------------------------------------------------------



CITIFUNDS NEW YORK TAX FREE RESERVES
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1999
--------------------------------------------------------------------------------
INTEREST INCOME (Note 1B):                                           $37,778,570
EXPENSES:
Administrative fees (Note 4A)                    $2,937,943
Shareholder Servicing Agents' fees (Note 4B)      2,937,943
Investment Advisory fees (Note 3)                 2,350,355
Distribution fees (Note 5)                        1,175,177
Custody and fund accounting fees                    280,474
Trustees' fees                                       59,991
Shareholder reports                                  30,644
Legal fees                                           28,013
Audit fees                                           26,354
Transfer agent fees                                   8,238
Registration fees                                     2,200
Miscellaneous                                        31,762
--------------------------------------------------------------------------------
  Total expenses                                  9,869,094
Less aggregate amounts waived by Investment
 Adviser, Administrator, and Distributor
 (Notes 3, 4A, and 5)                            (2,219,134)
Less fees paid indirectly (Note 1E)                 (14,423)
--------------------------------------------------------------------------------
  Net expenses                                                         7,635,537
--------------------------------------------------------------------------------
Net investment income                                                 30,143,033
NET REALIZED GAIN ON INVESTMENTS                                          45,577
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $30,188,610
--------------------------------------------------------------------------------
See notes to financial statements

CITIFUNDS NEW YORK TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED AUGUST 31,
                                                             ----------------------------
                                                               1999               1998
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                       $ 30,143,033        $ 31,493,777
Net realized gain on investments                                  45,577               6,011
--------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations          30,188,610          31,499,788
--------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                        (30,143,033)        (31,493,777)
--------------------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST AT
NET ASSET VALUE OF $1.00 PER SHARE (NOTE 6):
Proceeds from sale of shares                               1,161,019,287       1,419,667,585
Net asset value of shares issued to shareholders
  from reinvestment of dividends                              11,517,849          14,122,083
Cost of shares repurchased                                (1,085,790,455)     (1,316,023,080)
--------------------------------------------------------------------------------------------
Net increase in net assets from transactions in shares
  of beneficial interest                                      86,746,681         117,766,588
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                    86,792,258         117,772,599
--------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                        1,094,731,964         976,959,365
--------------------------------------------------------------------------------------------
End of period                                             $1,181,524,222      $1,094,731,964
--------------------------------------------------------------------------------------------




CITIFUNDS NEW YORK TAX FREE RESERVES
FINANCIAL HIGHLIGHTS
                                                         YEAR ENDED AUGUST 31,
                                              --------------------------------------------
                                             1999       1998      1997      1996       1995
--------------------------------------------------------------------------------------------
Net Asset Value, beginning of period      $1.00000   $1.00000   $1.00000  $1.00000  $1.00000
Net investment income                      0.02572    0.02991    0.02949   0.02936   0.03136
Dividends from net investment income      (0,02572)  (0.02991)  (0.02949) (0.02936) (0.03136)
--------------------------------------------------------------------------------------------
Net Asset Value, end of period            $1.00000   $1.00000   $1.00000  $1.00000  $1.00000
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's omitted)                        $1,181,524 $1,094,732   $976,959  $941,691  $767,129
Ratio of expenses to average net assets       0.65%     0.65%      0.65%     0.65%      0.65%
Ratio of net investment income to
  average net assets                          2.56%     2.99%      2.95%     2.92%      3.15%
Total return                                  2.60%     3.03%      2.99%     2.98%      3.18%

Note: If agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the net investment income per share and ratios would have been as follows:

Net investment income per share            $0.02391  $0.02791   $0.02739  $0.02725  $0.02917
RATIOS:
Expenses to average net assets                0.84%     0.85%      0.86%     0.86%     0.87%
Net investment income to
  average net assets                          2.38%     2.79%      2.74%     2.71%     2.93%
--------------------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds New York Tax Free Reserves (the "Fund") is a separate non-diversified series of CitiFunds Multi-State Tax Free Trust (the "Trust") which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    The significant accounting policies consistently followed by the Fund are as follows:

    A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

    B. INTEREST INCOME Interest income consists of interest accrued and accretion of market discount less the amortization of any premium on the investments of the Fund.

    C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $44,114, all of which will expire on August 31, 2005. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

CITIFUNDS NEW YORK TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS


    D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

    E. FEES PAID INDIRECTLY The Fund's custodian calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

    F. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. INVESTMENT ADVISORY FEES The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $2,350,355 of which $913,503 was voluntarily waived for the year ended August 31, 1999. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

4. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust on behalf of each fund may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 1999, management agreed to voluntarily limit Fund expenses to 0.65%.

    A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $2,937,943 of which $750,848 was voluntarily waived for the

CITIFUNDS NEW YORK TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)


year ended August 31, 1999. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers or a director of the Administrator or its affiliates.

    B. Shareholder Servicing Agents Fees The Trust on behalf of the Fund has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agents fees amounted to $2,937,943 for the year ended August 31, 1999.

5. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distribution fees amounted to $1,175,177 of which $554,783 was voluntarily waived for the year ended August 31, 1999. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through August 31, 1999.

6. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

7. INVESTMENT TRANSACTIONS Purchases, and maturities and sales, of money market instruments aggregated $3,087,504,379 and $3,041,056,504, respectively, for the year ended August 31, 1999.

8. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at August 31, 1999, for federal income tax purposes, amounted to $1,176,883,045.

CITIFUNDS NEW YORK TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS

9. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1999, the commitment fee allocated to the Fund was $3,207. Since the line of credit was established, there have been no borrowings.

CITIFUNDS NEW YORK TAX FREE RESERVES
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF
CITIFUNDS NEW YORK TAX FREE RESERVES:

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CitiFunds New York Tax Free Reserves, a separate series of CitiFunds Multi-State Tax Free Trust (the "Trust") (a Massachusetts business trust), as of August 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1999 and 1998 and the financial highlights for each of the years in the five-year period ended August 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CitiFunds New York Tax Free Reserves at August 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 1999

                     THIS PAGE INTENTIONALLY LEFT BLANK.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., CHAIRMAN
Philip W. Coolidge*, PRESIDENT
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street,Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Value Portfolio
o CitiFunds Small Cap Growth Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves
o CitiFunds New York Tax Free Reserves

This report is prepared for the information of shareholders of CitiFunds New York Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds New York Tax Free Reserves.

Ask for a prospectus (except for CitiFunds New York Tax Free Reserves, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.

(C)1999 Citicorp       R Printed on recycled paper                  CFA/RNY/899

                              ANNUAL REPORT o AUGUST 31, 1999

        CITIFUNDS SM
--------------------

             CALIFORNIA
             TAX FREE RESERVES

MONEY MARKETS

                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

TABLE OF CONTENTS

CITIFUNDS CALIFORNIA TAX FREE RESERVES


Letter to Our Shareholders                                              1
-------------------------------------------------------------------------
Portfolio Environment and Outlook                                       2
-------------------------------------------------------------------------
Fund Facts                                                              3
-------------------------------------------------------------------------
Fund Performance                                                        4
-------------------------------------------------------------------------
Portfolio of Investments                                                5
-------------------------------------------------------------------------
Statement of Assets and Liabilities                                     9
-------------------------------------------------------------------------
Statement of Operations                                                10
-------------------------------------------------------------------------
Statement of Changes in Net Assets                                     11
-------------------------------------------------------------------------
Financial Highlights                                                   12
-------------------------------------------------------------------------
Notes to Financial Statements                                          13
-------------------------------------------------------------------------
Independent Auditors' Report                                           16
-------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:

   Despite the volatility of the financial markets over the past twelve months, money market securities once again provided competitive returns for shareholders seeking income with capital preservation. Economic conditions during the reporting period were generally characterized by strong growth coupled with low inflation. However, many forward-looking investors were alternately concerned over the past year that the economy might either be deteriorating or growing too quickly. Those investors who sought the safety of money market funds were largely unaffected by the volatility of the stock and bond markets caused by changing market conditions and shifting investor views.

   In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFundssm California Tax Free Reserves with the goal of achieving its investment objectives: providing high levels of current income exempt from federal and California personal income taxes, preservation of capital and liquidity.

   This report reviews the Fund's investment activities and performance during the twelve months ended August 31, 1999, and provides a summary of Citibank's perspective on and outlook for the tax-exempt money market securities marketplace.

   Thank you for your continued confidence and participation.

Sincerely,


/s/Philip W. Coolidge
---------------------
Philip W. Coolidge
President
September 15, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

   THE PAST YEAR HAS BEEN AN EVENTFUL ONE FOR THE U.S. ECONOMY AND FINANCIAL MARKETS. Between September 1, 1998 and August 31, 1999, a period coinciding with CitiFunds California Tax Free Reserves' fiscal year, the U.S. economy underwent a full interest-rate cycle. When the reporting period began, interest rates were declining sharply in response to the currency and credit crisis that began in Asia, spread to Russia and threatened Latin America. Many U.S. investors were concerned that economic weakness abroad might derail the domestic economy. In response, the Federal Reserve Board (the "Fed") and other central banks throughout the world reduced short-term interest rates in an attempt to stimulate global economic growth. As a result, interest rates and yields of most money market instruments declined over the last four months of 1998.

   However, the first eight months of 1999 reflected dramatically different economic conditions. When it became apparent early in the year that the worst of the global financial crisis was over, many investors' concerns about an economic slowdown eased. In fact, the U.S. economy was actually stronger than most investment professionals expected, and evidence quickly emerged that it might be growing at unsustainable rates. This unexpectedly robust economic growth triggered fears among fixed-income investors that inflation might accelerate from its prevailing low levels. Tight labor markets and rising commodities prices lent some credence to this view. In response, the Fed raised short-term interest rates twice during the summer of 1999, effectively offsetting most of the rate cuts it had implemented last fall.

   In this environment, tax-exempt money market yields generally rose along with interest rates. However, tax-exempt money market yields tend to rise less than yields of taxable money market instruments, primarily because of differing supply-and-demand influences in the two markets. While issuance in the taxable market remained robust, the strong economy allowed California and many of its municipalities to improve their fiscal operations, thereby reducing their needs to borrow in order to cover short-term deficits. Yet demand for tax-exempt money market instruments remained high from individuals and institutions in California seeking to minimize their federal and state income tax liabilities.

   The reduced supply of municipal notes in California during the reporting period made it necessary for the Fund's management team to take advantage of opportunities to capture higher yields as they became available. Such opportunities generally arise during periods of seasonal issuance, when California and its municipalities come to the market simultaneously. Yields tend to rise during these temporary periods of issuance because municipalities are effectively competing with one another for investor interest. Accordingly, the Fund's managers purchased as much as possible during these times in order to take advantage of more competitive yields. At other times, when little new issuance is taking place, the managers rely primarily on Variable Rate Demand Notes (VRDNs), short-term instruments that are securitized and issued by investment banks.

   By focusing on VRDNs, the managers were able to gradually reduce the Fund's average maturity to as low as 31 days. In a rising interest-rate environment, this maturity strategy allows the managers to have access to funds for higher yielding instruments as they became available. Then, by using cash to purchase higher yielding municipal notes during periods of relatively heavy issuance, the managers increased the Fund's average maturity to as high as 69 days. This maturity stance in turn allowed the Fund to lock in the higher yields of longer-term securities that had the potential to "tide them over" until the next period of seasonal issuance.

   LOOKING FORWARD, THE FUND'S MANAGEMENT TEAM BELIEVES THAT THE FED'S SHIFT TO HIGHER INTEREST RATES SHOULD HELP EASE INVESTORS' CONCERNS REGARDING THE POSSIBILITY OF AN OVERHEATED ECONOMY AND RISING INFLATION. Accordingly, the Fund's managers are monitoring the markets carefully for opportunities to take advantage of changes in the interest-rate environment.



FUND FACTS

FUND OBJECTIVE
To provide its shareholders with high levels of current income exempt from both Federal and California personal income taxes*, preservation of capital and liquidity.

INVESTMENT MANAGER                       DIVIDENDS
Citibank, N.A                            Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
March 10, 1992                           Distributed annually, if any

NET ASSETS AS OF 8/31/99                 BENCHMARKS**
$306.0 million                           o Lipper California Tax
                                           Exempt Money Market Funds Average
                                         o IBC Financial Data California
                                           Tax Free Money Market Funds
                                           Average

 * A portion of the income may be subject to the Federal Alternative Minimum Tax
   (AMT). Consult your personal tax advisor.

** The Lipper Funds Average and IBCFunds Average reflect the performance
   (excluding sales charges) of mutual funds with similar objectives.

CITIFUNDS CALIFORNIA TAX FREE RESERVES
FUND PERFORMANCE
TOTAL RETURNS

                                                                      SINCE
                                                                    MARCH 10,
                                                ONE        FIVE       1992
ALL PERIODS ENDING AUGUST 31, 1999             YEAR       YEARS*   INCEPTION*
-----------------------------------------------------------------------------
CitiFunds California Tax Free Reserves         2.50%      3.01%       2.83%
Lipper California Tax Exempt Money Market
 Funds Average                                 2.47%      2.93%       2.66%+

* Average Annual Total Return
+ Since 2/29/92

7-DAY YIELDS
Annualized Current2.41%
Effective         2.44%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized, the income earned by the investment during that seven day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment. Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 1999, the Fund paid $0.02473 per share to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions during this period were exempt from Federal income tax and 72.2% of dividends earned were also exempt from California personal income tax. In addition, 6.7% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS CALIFORNIA TAX FREE RESERVES VS. IBC FINANCIAL DATA CALIFORNIA TAX FREE MONEY MARKET FUNDS AVERAGE

The following plot points represent a chart.

8/25/98  2.63     2.3
         2.63     2.42
         2.39     2.25
         2.59     2.37
         2.95     2.75
         3.11     2.98
         2.92     2.73
10/13/98 2.68     2.49
         2.65     2.48
         2.59     2.39
         2.56     2.40
         2.46     2.27
         2.56     2.41
         2.65     2.51
         2.55     2.45
12/8/98  2.34     2.15
         2.47     2.35
         2.68     2.53
         2.89     2.76
         3.06     2.99
         2.52     2.33
         2.37     2.25
1/26/99  2.32     2.15
         2.24     2.11
         1.91     1.71
         1.84     1.72
         2.09     1.99
         2.24     2.17
         2.16     2.06
         2.35     2.26
3/23/99  2.37     2.28
         2.32     2.26
         2.32     2.26
         2.22     2.04
         2.34     2.35
         2.53     2.63
         2.74     2.88
         2.72     2.77
5/18/99  2.63     2.66
         2.55     2.59
         2.49     2.52
         2.35     2.30
         2.39     2.31
         2.51     2.47
         2.68     2.75
7/6/99   2.58     2.57
         2.28     2.06
         2.27     2.15
         2.37     2.24
         2.39     2.32
         2.31     2.22
         2.40     2.36
         2.41     2.37
8/31/99  2.42     2.40

As illustrated, CitiFunds California Tax Free Reserves generally provided a similar annualized seven-day yield to that of a comparable IBC Financial Data Money Market Funds Average, as published in IBC Money Fund ReportTM, for the one-year period.

Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS CALIFORNIA TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                        August 31, 1999

                                 PRINCIPAL
                                  AMOUNT
ISSUER                        (000'S OMITTED)   VALUE
-------------------------------------------------------------------------------
TAX EXEMPT COMMERCIAL PAPER -- 10.3%
-------------------------------------------------------------------------------
Government Development
 Bank of Puerto Rico, 3.10%
 due 11/18/99                      $ 7,000    $ 7,000,000
Long Beach, CA, Harbor
 Authority, 2.85%
 due 9/09/99                         3,000      3,000,000
Long Beach, CA, Harbor
 Authority, 7.15%
 due 5/15/00                         2,000      2,052,842
Long Beach, CA, Harbor
 Authority, AMT, 3.09%
 due 5/15/19                         3,510      3,510,000
Modesto, CA, Irrigation
 District, 3.05%
 due 10/19/99                       10,000     10,000,000
San Joaquin County, CA,
 Transportation Authority,
 3.10% due 10/07/99                  6,000      6,000,000
                                              -----------
                                               31,562,842

Annual and Semi-Annual Tender Revenue
Bonds and Notes (Puts) -- 11.8%
-------------------------------------------------------------------------------
California Pollution Control
 Finance Authority
 3.10% due 11/15/99                  2,100      2,101,056
California State,
  3.20% due 6/01/00                  2,845      2,845,541
East Bay, CA, Regional Park
 District, 8.75%
 due 9/01/99                         1,045      1,045,000
Golden Empire School
 Finance Authority,
 3.10% due 2/01/00                   6,000      6,000,000
Oakland, CA, 5.10%
 due 6/15/00                         1,000      1,014,981
Pitney Bowes Credit Corp.,
 3.80% due 7/12/00                   9,069      9,068,815
Puerto Rico Commonwealth,
 7.70% due 7/01/00                   6,975      7,371,160
San Bernardino County, CA,
 AMT, 5.16% due 6/01/00              1,850      1,876,495
San Francisco, CA, City
 Sewer Revenue,
 5.50% due 10/01/99                    755        756,517
San Francisco, CA, City
 Sewer Revenue,
 6.50% due 10/01/99                  1,000      1,022,772
San Joaquin County, CA,
 Certificates of
 Participation, 6.75%
 due 11/15/99                        2,500      2,568,739
Virgin Islands Public Finance
 Authority, 6.50%
 due 10/01/99                        270 $        270,749
Virgin Islands Public Finance
 Authority, 7.65%
 due 10/01/99                          260        260,962
                                              -----------
                                               36,202,787
                                              -----------

BOND ANTICIPATION NOTES, TAX AND REVENUE
ANTICIPATION NOTES AND GENERAL
OBLIGATION BONDS AND NOTES -- 12.4%
-------------------------------------------------------------------------------
California Community
 College, TRANs, 4.00%
 due 6/30/00                         2,500      2,518,263
California School Cash
 Reserves, TRANs, 4.00%
 due 7/03/00                         5,000      5,036,478
California Statewide
 Community
 Development, TRANs,
 4.00% due 6/30/00                   4,000      4,026,299
Kern County, CA, TRANs,
  4.25% due 10/01/99                 2,000      2,002,252
Los Angeles County, CA,
 Unified School, TRANs,
 4.00% due 6/30/00                   2,000      2,013,963
North City West, CA,
 School Facility, G.O.,
 7.85% due 9/01/99                     455        464,100
Oakland, CA, Unit School
 District, TRANs,
 3.25% due 11/09/99                  3,000      3,002,480
Placer, CA, Unit High School
 District, TRANs, 4.00%
 due 9/21/99                         2,000      2,000,662
San Diego, CA, TANs, 4.50%
 due 9/30/99                         4,150      4,153,903
San Diego, CA,  TRANs,
 4.00% due 6/30/00                   3,000      3,020,446
San Diego, CA, Unit High
 School District, TRANs,
 4.50% due 10/01/99                  1,000      1,001,247
Santa Barbara County,
 CA, TRANs,
 4.50% due 10/01/99                  1,000      1,001,247
Santa Clara County, CA, TRANs, 4.50%
 due 10/01/99                        4,400      4,405,251
Tahoe Truckee, CA, Unit
 School District, TRANs,
 4.00% due 9/21/99                   3,000      3,000,992

CITIFUNDS CALIFORNIA TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 1999

                                 PRINCIPAL
                                  AMOUNT
ISSUER                        (000'S OMITTED)   VALUE
-------------------------------------------------------------------------------
Turlock, CA, Finance Authority,
  BANs, 3.75%
  due 9/15/00                      $   365    $   373,873
                                              -----------
                                               38,021,456
                                              -----------

VARIABLE RATE DEMAND NOTES* -- 65.4%
-------------------------------------------------------------------------------
ABN - Amro Municipal
 Trust
 Receipts, due 7/05/06               1,000      1,000,000
ABN - Amro Municipal
 Trust
 Receipts, due 7/04/07               7,000      7,000,000
Alameda County, CA,
 Industrial Development
 Authority, AMT,
 due 4/01/29                           900        900,000
Anaheim CA, Housing
 Authority, AMT,
 due 11/15/28                        1,500      1,500,000
California Educational
 Facility Authority Revenue,
 due 7/01/22                         4,300      4,300,000
California Educational
 Facility Authority Revenue,
 due 11/01/29                        3,000      3,000,000
California Health Facilities
 Finance Authority,
 due 7/01/12                         1,700      1,700,000
California Health Facilities
 Finance Authority,
 due 12/01/15                          500        500,000
California Health Facilities
 Finance Authority,
 due 7/01/16                           100        100,000
California Health Facilities
 Finance Authority,
 due 6/01/22                         4,300      4,300,000
California Health Facilities
 Finance Authority,
 due 10/01/22                        4,900      4,900,000
California Housing Finance
 Agency Revenue,
 due 8/01/24                         1,740      1,740,000
California Pollution Control
 Finance Authority,
 due 9/01/13                         1,100      1,100,000
California Pollution Control
 Finance Authority, AMT,
 due 8/01/16                         5,000      5,000,000
California Pollution Control
 Finance Authority,
 due 11/01/26                        1,400      1,400,000
California Pollution Control
 Finance Authority,  AMT,
 due 10/01/31                        1,000      1,000,000
California State,
  due 8/01/15                        3,200      3,200,000
California Statewide
 Community Development,
 due 11/01/15                          995        995,000
California Statewide
 Community Development,
 due 12/01/15                        3,100      3,100,000
California Statewide
 Community Development,
 due 12/01/22                        8,900      8,900,000
California Statewide
 Community Development,
 due 6/01/24                         4,080      4,080,000
California Statewide
 Community Development,
 due 10/01/26                        1,700      1,700,000
California Statewide
 Community Development,
 due 9/01/29                         2,000      2,000,000
California Transition
 Finance Authority,
 due 10/01/27                        6,800      6,800,000
Campbell County, VA,
 Industrial Development
 Authority, AMT,
 due 4/01/15                           200        200,000
Carlsbad, CA, Multi-Family
 Housing Revenue,
 due 6/01/11                           400        400,000
Clipper Tax Exempt Trust,
 Certificates of Participation,
 due 5/01/06                         2,395      2,395,000
Clipper Tax Exempt Trust,
 Certificates of Participation,
 AMT, due 3/01/15                    3,815      3,815,000
Clipper Tax Exempt Trust,
 Certificates of Participation,
 AMT, due 8/01/26                    3,800      3,800,000

CITIFUNDS CALIFORNIA TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                        August 31, 1999
                                   PRINCIPAL
                                     AMOUNT
ISSUER                           (000'S OMITTED)   VALUE
-------------------------------------------------------------------------------
Contra Costa County, CA,
 due 11/15/22                      $   500    $   500,000
Covina, CA, Redevelopment
 Agency Revenue,
 due 12/01/15                          700        700,000
Cucamonga, CA, County
 Water District,
 due 9/01/22                         4,350      4,350,000
Gordon County, GA,
 Development Authority,
 due 9/01/17                         1,000      1,000,000
Henderson, NV,
 Health Care
 Facility Revenue,
 due 7/01/20                         2,000      2,000,000
Huntington Beach, CA,
 due 6/15/20                         3,000      3,000,000
Irvine, CA,
 due 9/02/21                           700        700,000
Irvine, CA, Water
 District, due 10/01/00                500        500,000
Kenton County, KY, Revenue,
 due 3/01/06                         1,000      1,000,000
Kentucky State Turnpike
 Authority, due 7/01/03                285        285,000
Kern County, CA,
 due 2/01/13                         3,800      3,800,000
Los Angeles, CA,
 due 9/01/99                           510        510,000
Los Angeles, CA,
 Housing, due 4/15/28                3,500      3,500,000
Los Angeles, CA, Regional
 Airport, due 12/01/25                 400        400,000
Metropolitan Pier and
 Exploration Oil,
 due 12/15/19                        1,000      1,000,000
Metropolitan Water District, CA,
 Waterworks Revenue,
 due 11/10/99                        2,000      2,000,000
Metropolitan Water District, CA,
 Waterworks Revenue,
 due 7/01/28                         8,300      8,300,000
Mississippi Home Corp., AMT
 due 6/01/28                           300        300,000
Missouri State Housing
 Development, AMT,
 due 3/01/30                         2,995      2,995,000
Morgan County, UT, Solid
 Waste, AMT, due 8/01/31               700        700,000
National City, CA,
 Community
 Development,
 due 4/01/39                           500        500,000
New York Pooled
 Puttable Trust,
 due 10/01/30                        1,590      1,590,000
New York State Thruway
 Authority, General Revenue,
 due 1/01/27                         1,500      1,500,000
Newport Beach, CA,
 Revenue, due 10/01/22               2,000      2,000,000
Newport Beach, CA,
 Revenue, due 10/01/26              10,300     10,300,000
North Carolina Educational
 Facilities Finance,
 due 9/01/26                           200        200,000
Northern California
 Public Power
 Project Authority,
 due 7/01/28                         5,000      5,000,000
Oakland, CA, Economic
 Development Revenue,
 due 8/01/21                         2,200      2,200,000
Orange County,  CA,
 due 7/01/19                         3,395      3,395,000
Pasadena, CA,
 due 12/01/16                          900        900,000
Pitney Bowes Credit Corp.,
 due 10/01/01                        5,225      5,225,115
Pittsburgh, CA, Mortgage
 Obligation, due 12/30/31            2,400      2,400,000
Puerto Rico
 Commonwealth, Highways
 & Transportation,
 due 7/18/18                         3,260      3,260,000
Puerto Rico Commonwealth,
 Infrastructure Finance,
 due 7/01/28                         8,000      8,000,000
Puerto Rico Electric
 Power Authority,
 due 7/01/13                         1,400      1,400,000
Puerto Rico Electric
 Power Authority,
 due 7/01/22                         1,900      1,900,000
Puerto Rico Public
 Finance Corp.,
 due 6/01/12                           815        815,000
Richmond, VA,
 Redevelopment and
 Housing Authority,
 due 11/01/29                          100        100,000

CITIFUNDS CALIFORNIA TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued) August 31, 1999

                                   PRINCIPAL
                                     AMOUNT
ISSUER                           (000'S OMITTED)   VALUE
-------------------------------------------------------------------------------
Riverside County, CA,
 Certificates of
 Participation,
 due 9/01/14                       $   500    $   500,000
Riverside County, CA,
 Certificates of
 Participation,
 due 12/01/15                          200        200,000
Sacramento County, CA,
 due 7/15/29                         3,200      3,200,000
Saint Charles Parish, LA,
 Pollution, due 3/01/24              1,000      1,000,000
Saline County, NE,
 Solid Waste Disposal,
 AMT, due 10/01/16                   1,500      1,500,000
San Antonio, TX,
 Electric & Gas Revenue,
 due 2/01/19                         1,100      1,100,000
San Joaquin Hills, CA,
 Transportation Tolls,
 due 1/15/29                         3,940      3,940,000
San Jose, CA,
 Redevelopment Tax
 Allocation, AMT,
 due 8/01/27                         3,645      3,645,000
Simi Valley, CA,
 Multi-family
 Housing, due 7/01/23                2,400      2,400,000
Sevier County, TN,
 Public Building Authority,
 due 6/01/09                           410        410,000
Sevier County, TN,
 Public Building Authority,
 due 6/01/17                           155        155,000
Sevier County, TN,
 Public Building Authority,
 due 6/01/21                           600        600,000
Shawnee, KS,
 Private Activity
 Revenue, AMT,
 due 12/01/16                        1,500      1,500,000
Southern California
 Public Power
 Project Authority,
 due 7/01/12                         2,100      2,100,000
University of California,
 due 3/01/07                         2,585      2,585,000
University of  Puerto Rico
 Revenue, due 6/01/25                1,100      1,100,000
Valley Health System, CA,
 Hospital Revenue,
 due 5/15/25                           695        695,000
Westfield, IN,
 Industrial Development, AMT,
 due 2/01/02                         1,500      1,500,000
Westminster, CA,
 Redevelopment Tax
 Allocation, due 8/01/27             2,860      2,860,000
                                              -----------
                                              200,040,115
                                              -----------
Total Investments,
at Amortized Cost                     99.9%  $305,827,200
Other Assets,
Less Liabilities                       0.1        206,261
                                              -----------

                                              -----------
Net Assets                           100.0%  $306,033,461
                                              -----------

AMT -- Subject to Alternative Minimum Tax

*Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1999
--------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost (Note 1A)                            $305,827,200
Cash                                                                      23,375
Interest receivable                                                    1,694,963
--------------------------------------------------------------------------------
Total assets                                                         307,545,538
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                        520,196
Payable for shares of beneficial interest repurchased                    385,365
Payable for investments purchased                                        373,873
Payable to affiliates:
 Investment Advisory fees (Note 3)                                        32,807
 Shareholder Servicing Agents' fees (Note 4B)                             64,761
Accrued expenses and other liabilities                                   135,075
--------------------------------------------------------------------------------
 Total liabilities                                                     1,512,077
--------------------------------------------------------------------------------
NET ASSETS for 306,026,048 shares of
 beneficial interest outstanding                                    $306,033,461
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                     $306,026,048
Accumulated net realized gain on investments                               7,413
--------------------------------------------------------------------------------
Total                                                               $306,033,461
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE            $1.00
--------------------------------------------------------------------------------
See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1999
--------------------------------------------------------------------------------
INTEREST INCOME (Note 1B):                                            $9,595,734
EXPENSES
Administrative fees (Note 4A)                           $ 769,975
Shareholder Servicing Agents' fees (Note 4B)              769,975
Investment Advisory fees (Note 3)                         615,980
Distribution fees (Note 5)                                307,990
Custody and fund accounting fees                          110,697
Legal fees                                                 31,763
Audit fees                                                 30,100
Shareholder reports                                        28,426
Trustees' fees                                             17,667
Transfer agent fees                                        14,000
Registration fees                                           3,814
Miscellaneous                                              10,434
--------------------------------------------------------------------------------
 Total expenses                                         2,710,821
Less aggregate amounts waived by Investment Adviser,
 Administrator, and Distributor (Notes 3, 4A and 5)      (698,490)
Less fees paid indirectly (Note 1E)                       (10,763)
--------------------------------------------------------------------------------
 Net expenses                                                          2,001,568
--------------------------------------------------------------------------------
Net investment income                                                  7,594,166
NET REALIZED GAIN ON INVESTMENTS                                          17,377
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $7,611,543
--------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED AUGUST 31,
                                                      -------------------------

                                                          1999          1998
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                $ 7,594,166    $ 7,243,957
Net realized gain (loss) on investments                   17,377         (2,205)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   7,611,543      7,241,752
-------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME                                 (7,594,166)    (7,243,957)
-------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
 INTEREST AT NET ASSET VALUE OF $1.00 PER
 SHARE (NOTE 6):
Proceeds from sale of shares                         515,988,320    420,217,573
Net asset value of shares issued to shareholders
from reinvestment of dividends                         1,049,146      1,145,435
Cost of shares repurchased                          (496,649,450)  (343,078,029)
-------------------------------------------------------------------------------
Net increase in net assets from transactions in shares of
beneficial interest                                   20,388,016     78,284,979
-------------------------------------------------------------------------------
Net Increase in Net Assets                            20,405,393     78,282,774
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                  285,628,068    207,345,294
-------------------------------------------------------------------------------
End of period                                       $306,033,461   $285,628,068
-------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE RESERVES
FINANCIAL   HIGHLIGHTS

                                                         YEAR ENDED AUGUST 31,
                                           -----------------------------------------------

                                            1999      1998      1997      1996     1995
------------------------------------------------------------------------------------------
Net Asset Value, beginning of period      $1.00000  $1.00000  $1.00000  $1.00000  $1.00000
Net investment income                      0.02473   0.02928   0.02899   0.03089   0.03434
Less dividends from net
investment income                         (0.02473) (0.02928) (0.02899) (0.03089) (0.03434)
-------------------------------------------------------------------------------------------
Net Asset Value, end of period            $1.00000  $1.00000  $1.00000  $1.00000  $1.00000
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's omitted)                          $306,033  $285,628  $207,345  $150,557   $51,832
Ratio of expenses to average
 net assets                                   0.65%     0.65%     0.65%     0.42%    0.30%
Ratio of net investment income
 to average net assets                        2.47%     2.92%     2.91%     3.05%    3.43%
Total return                                  2.50%     2.97%     2.94%     3.13%    3.49%

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the period indicated and the Administrator had not voluntarily assumed expenses for the periods before August 31, 1996, and the expenses were not reduced for the fees paid indirectly for the years after August 31, 1995, the ratios and net investment income per share would have been as follows:

Net investment income per share           $0.02243  $0.02687  $0.02630  $0.02481  $0.02513
RATIOS:
Expenses to average net assets                0.88%     0.90%     0.92%     1.01%     1.21%
Net investment income to
 average net assets                           2.24%     2.67%     2.64%     2.45%     2.51%
-------------------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds California Tax Free Reserves (the "Fund") is a separate non-diversified series of CitiFunds Multi-State Tax Free Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. Interest Income Interest income consists of interest accrued and accretion of market discount, less the amortization of any premium on the investments of the Fund.

   C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary.

   Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   E. Fees Paid Indirectly The Fund's custodian calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

CITIFUNDS CALIFORNIA TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)

   F. Other Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. INVESTMENT ADVISORY FEES The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $615,980 of which $232,597 was voluntarily waived for the year ended August 31, 1999. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

4. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 1999, management agreed to voluntarily limit Fund expenses to 0.65%.

   A.  Administrative  Fees  Under  the  terms  of  an  Administrative  Services
Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $769,975 of which $232,597 was voluntarily waived for the year ended August 31, 1999. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. Shareholder Servicing Agent Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the

CITIFUNDS CALIFORNIA TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS


Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $769,975 for the year ended August 31, 1999.

5. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distribution fees amounted to $307,990 of which $233,296 was voluntarily waived for the year ended August 31, 1999. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through August 31, 1999.

6. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

7. INVESTMENT TRANSACTIONS Purchases, and maturities and sales, of money market instruments aggregated $1,111,806,161 and $1,093,387,958, respectively, for the year ended August 31, 1999.

8. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at August 31, 1999 for federal income tax purposes, amounted to $305,827,200.

9. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1999, the commitment fee allocated to the Fund was $836. Since the line of credit was established there have been no borrowings.

CITIFUNDS CALIFORNIA TAX FREE RESERVES
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND SHAREHOLDERS OF
CITIFUNDS CALIFORNIA TAX FREE RESERVES:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CitiFunds California Tax Free Reserves, a separate series of CitiFunds Multi-State Tax Free Trust (the "Trust") (a Massachusetts business trust), as of August 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1999 and 1998, and the financial highlights for each of the years in the five-year period ended August 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CitiFunds California Tax Free Reserves at August 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 1999

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., CHAIRMAN
Philip W. Coolidge*, PRESIDENT
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street,  5th Floor,  Boston,  MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Value Portfolio
o CitiFunds Small Cap Growth Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves
o CitiFunds New York Tax Free Reserves



This report is prepared for the information of shareholders of CitiFunds California Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds California Tax Free Reserves.

Ask for a prospectus (except for CitiFunds California Tax Free Reserves, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.

(C)1999 Citicorp         R Printed on recycled paper               CFA/RCA/899

                                      ANNUAL REPORT O AUGUST 31, 1999


            CITIFUNDS SM
------------------------

                Connecticut
                Tax Free Reserves

MONEY MARKETS

                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED O NO BANK GUARANTEE O MAY LOSE VALUE

TABLE OF CONTENTS
CITIFUNDS CONNECTICUT TAX FREE RESERVES


Letter to Our Shareholders                                                1
---------------------------------------------------------------------------
Portfolio Environment and Outlook                                         2
---------------------------------------------------------------------------
Fund Facts                                                                3
---------------------------------------------------------------------------
Fund Performance                                                          4
---------------------------------------------------------------------------
Portfolio of Investments                                                  5
---------------------------------------------------------------------------
Statement of Assets and Liabilities                                       8
---------------------------------------------------------------------------
Statement of Operations                                                   9
---------------------------------------------------------------------------
Statement of Changes in Net Assets                                       10
---------------------------------------------------------------------------
Financial Highlights                                                     11
---------------------------------------------------------------------------
Notes to Financial Statements                                            12
---------------------------------------------------------------------------
Independent Auditors' Report                                             16
---------------------------------------------------------------------------

Letter To Our Shareholders


Dear Shareholder:

    Despite the volatility of the financial markets over the past twelve months, money market securities once again provided competitive returns for shareholders seeking income with capital preservation. Economic conditions during the reporting period were generally characterized by strong growth coupled with low inflation. However, many forward-looking investors were alternately concerned over the past year that the economy might either be deteriorating or growing too quickly. Those investors who sought the safety of money market funds were largely unaffected by the volatility of the stock and bond markets caused by changing market conditions and shifting investor views.

    In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFundsSM Connecticut Tax Free Reserves with the goal of achieving its investment objectives: providing high levels of current income exempt from federal and Connecticut personal income taxes, preservation of capital and liquidity.

    This report reviews the Fund's investment activities and performance during the twelve months ended August 31, 1999, and provides a summary of Citibank's perspective on and outlook for the tax-exempt money market securities marketplace.

    Thank you for your continued confidence and participation.

Sincerely,

Philip W. Coolidge
-------------------
Philip W. Coolidge
President
September 15, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

    THE PAST YEAR HAS BEEN AN EVENTFUL ONE FOR THE U.S. ECONOMY AND FINANCIAL MARKETS. Between September 1, 1998 and August 31, 1999, the period that coincides with CitiFunds Connecticut Tax Free Reserves' fiscal year, the U.S. economy underwent a full interest-rate cycle. When the reporting period began, interest rates were declining sharply in response to the currency and credit crisis that began in Asia, spread to Russia and threatened Latin America. Many U.S. investors were concerned that economic weakness abroad might derail the domestic economy. In response, the Federal Reserve Board (the "Fed") and other central banks throughout the world reduced short-term interest rates in an attempt to stimulate global economic growth. As a result, interest rates and yields of most money market instruments continued to decline throughout the last four months of 1998.

    However, the first eight months of 1999 reflected dramatically different economic conditions. When it became apparent early in the year that the worst of the global financial crisis was over, many investors' concerns about an economic slowdown eased. In fact, the U.S. economy was actually stronger than many investment professionals expected, and evidence quickly emerged that it might be growing at unsustainable rates. This unexpectedly robust growth triggered fears among fixed-income investors that inflation might accelerate beyond its prevailing low levels. Tight labor markets and rising commodities prices lent credence to this view. In response, the Fed raised short-term interest rates twice during the summer of 1999, effectively offsetting most of the rate cuts it had implemented last fall.

    In this environment, tax-exempt money market yields generally rose along with interest rates. However, tax-exempt money market yields tend to rise less than yields of taxable money market instruments, primarily because of different supply-and-demand influences in the two markets. While issuance in the taxable market remained robust, there was a relative shortage of tax-exempt instruments. The strong economy allowed Connecticut and many of its municipalities to improve their fiscal operations, thereby reducing their need to borrow in order to cover any short-term deficits. Yet, demand for tax-exempt money market instruments remained high from individuals and institutions in Connecticut seeking to minimize their tax liabilities. The combination of low supply and strong demand helped constrain the rise of tax-exempt yields in Connecticut relative to taxable yields.

    The relative shortage of municipal notes with maturities of less than one year made it more difficult for CitiFunds Connecticut Tax Free Reserves' investment team to create a broadly diversified portfolio of high-yielding, high quality, highly liquid instruments. Yet the managers did identify some opportunities in Variable Rate Demand Notes (VRDNs), short-term instruments that are securitized and issued by investment banks. The managers also found some select opportunities in non-rated short-term securities issued by smaller towns within the state and deemed equivalent to the highest ratings by their credit analysts.

   The relative shortage of tax-exempt money market securities increased the Fund's reliance on longer-term municipal notes with maturities of one year. As a consequence, the Fund's weighted average maturity remained toward the long end of its range during most of the reporting period. While this maturity stance enabled the managers to lock in the higher yields that longer-term securities generally provide, it constrained their ability to capture potentially higher short-term yields as interest rates rose.

    LOOKING FORWARD, THE FUND'S MANAGERS BELIEVE THAT THE FED'S SHIFT TO HIGHER INTEREST RATES SHOULD HELP EASE INVESTORS' CONCERNS REGARDING THE POSSIBILITY OF AN OVERHEATED ECONOMY AND RISING INFLATION. Accordingly, management is monitoring conditions carefully for opportunities to take advantage of any changes in interest rates.


FUND FACTS

FUND OBJECTIVE
To provide its shareholders with high levels of current income exempt from both Federal and Connecticut personal income taxes,* preservation of capital and liquidity.

INVESTMENT ADVISER                        DIVIDENDS
Citibank, N.A.                            Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS                CAPITAL GAINS
December 1, 1993                          Distributed annually, if any

NET ASSETS AS OF 8/31/99                  BENCHMARKS**
$162.1 million                            o Lipper Connecticut Tax Exempt
                                            Money Market Funds Average
                                          o IBC Financial Data Connecticut
                                            Tax Free Money Market Funds Average

 * A portion of the income may be subject to the Federal Alternative Minimum Tax
   (AMT).  Consult your  personal tax advisor.
** The Lipper Funds Average and IBC Funds Average reflect the performance
   (excluding sales charges) of mutual funds with similar objectives.

CITIFUNDS CONNECTICUT TAX FREE RESERVES
FUND PERFORMANCE
TOTAL RETURNS
                                                                    SINCE
                                                  ONE    FIVE   DECEMBER 1, 1993
ALL PERIODS ENDED AUGUST 31, 1999                YEAR   YEARS*    INCEPTION*
--------------------------------------------------------------------------------
CitiFunds Connecticut Tax Free Reserves         2.58%    3.07%     2.98%
Lipper Connecticut Tax Exempt Money Market
  Funds Average                                 2.42%    2.84%     2.72%+

* Average Annual Total Return
+ Since 11/30/93

7-DAY YIELDS
Annualized Current   2.53%
Effective            2.56%

THE ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

THE EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized, the income earned by the investment during that seven day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 1999, the Fund paid $0.02550 per share to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions during this period were exempt from Federal income tax and 72.0% of dividends earned were also exempt from Connecticut personal income tax. In addition, 9.2% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).

Comparison of 7-Day Yields for CitiFunds Connecticut Tax Free Reserves vs. IBC Financial Data Connecticut Tax Free Money Market Funds Average

The following plot points represent a chart.

8/25/98  2.98     2.61
         2.95     2.62
         2.54     2.39
         2.69     2.56
         3.01     2.86
         3.15     3.03
         3.03     2.79
10/13/98 2.83     2.58
         2.75     2.57
         2.69     2.49
         2.67     2.46
         2.58     2.39
         2.65     2.45
         2.75     2.54
         2.67     2.44
12/8/98  2.39     2.22
         2.53     2.38
         2.7      2.52
         2.84     2.69
         2.99     2.86
         2.57     2.37
         2.46     2.28
1/26/99  2.44     2.19
         2.37     2.14
         2.05     1.83
         2.01     1.81
         2.23     2.03
         2.39     2.15
         2.27     2.04
         2.38     2.18
3/23/99  2.40     2.22
         2.38     2.20
         2.39     2.19
         2.30     2.08
         2.41     2.25
         2.59     2.46
         2.76     2.79
         2.73     2.66
5/18/99  2.49     2.56
         2.60     2.45
         2.55     2.41
         2.41     2.25
         2.47     2.34
         2.57     2.47
         2.70     2.65
7/6/99   2.65     2.52
         2.33     2.18
         2.34     2.21
         2.44     2.30
         2.45     2.30
         2.38     2.24
         2.46     2.41
         2.50     2.43
8/31/99  2.52     2.45

As illustrated, CitiFunds Connecticut Tax Free Reserves provided a similar annualized seven-day yield to that of a comparable IBC Financial Data Money Market Funds Average, as published in IBC's Money Fund ReportTM, for the one-year period.

Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS CONNECTICUT TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                        AUGUST 31, 1999

                                      Principal
                                        Amount
Issuer                             (000's omitted)  Value
-------------------------------------------------------------------------------
Tax Exempt Commercial Paper--7.1%
-------------------------------------------------------------------------------
Connecticut State Housing
   Financial Authority, AMT,
   3.20% due 9/07/99                   $   960   $   960,000
Government Development
   Bank, Puerto Rico,
   3.20% due 9/23/99                     2,190     2,190,000
Government Development
   Bank, Puerto Rico,
   3.10% due 11/18/99                    2,000     2,000,000
Government Development
   Bank, Puerto Rico,
   3.40% due 2/15/00                     2,836     2,836,000
Guam Power Authority
   Revenue,
   3.00% due 9/08/99                     3,600     3,600,000
                                                 -----------
                                                  11,586,000

Bond, Revenue, Tax, Tax and Revenue
Anticipation Notes and General
Obligation Bonds and Notes--26.3%
-------------------------------------------------------------------------------
Branford, CT, BANs,
   4.00% due 7/26/00                     4,020     4,040,944
Connecticut State, G.O.,
   6.80% due 9/15/99                     1,000     1,001,515
Connecticut State, G.O.,
   5.80% due 11/15/99                      245       246,327
Connecticut State, G.O.,
   6.00% due 12/01/99                      300       301,969
Connecticut State, G.O.,
   5.90% due 3/15/00                     1,450     1,470,946
Connecticut State, G.O.,
   4.50% due 5/15/00                       250       252,227
East Hampton, CT, G.O.,
   3.75% due 10/15/99                      500       500,314
Easton, CT, G.O.,
   5.00% due 2/01/00                       325       327,729
Ellington, CT, G.O.,
   6.00% due 3/15/00                       355       360,348
Enfield, CT, BANs,
   3.25% due 10/15/99                    5,000     5,000,000
Glastonbury, CT, G.O.,
   4.00% due 4/01/00                       700       704,382
Groton City, CT, BANs,
   3.75% due 10/15/99                      250       250,163
Guilford, CT, G.O.,
   5.10% due 10/15/99                      250       250,680
Hartford, CT, G.O.,
   6.38% due 10/01/99                      600       601,418
Hartford County, CT, G.O.,
   4.00% due 8/01/00                     1,000     1,004,442
Lebanon, CT, BANs,
   3.75% due 12/15/99                    1,080     1,081,524
Litchfield, CT, BANs,
   3.20% due 10/21/99                    1,300     1,300,345
Monroe, CT, BANs,
   3.24% due 10/27/99                      255       255,053
Monroe, CT, BANs,
   3.25% due 10/27/99                    1,810     1,810,974
Regional School District
   No. 7, CT, BANs,
   5.85% due 9/15/99                       250       250,241
Regional School District
   No. 7, CT, BANs,
   3.50% due 3/16/00                     3,639     3,644,724
Regional School District
   No. 14, CT, BANs,
   6.00% due 6/01/00                       250       255,023
Regional School District
   No. 16, CT, BANs,
   4.00% due 4/07/00                     4,000     4,011,637
Shelton, CT, BANs,
   3.25% due 12/01/99                    2,000     2,001,937
Southeastern Connecticut,
   Water Authority, G.O.,
   3.19% due 3/16/00                       773       773,766
Stonington, CT, BANs,
   3.50% due 11/15/99                    2,675     2,677,029
Tolland, CT, BANs,
   3.50% due 6/09/00                       667       667,962
Torrington, CT, BANs,
   4.00% due 9/23/99                     7,000     7,002,039
Torrington, CT, BANs,
   5.50% due 10/15/99                      200       200,490
Windsor Locks, CT, G.O.,
   5.00% due 9/15/99                       300       300,194
                                                 -----------
                                                  42,546,342

Annual and Semi-Annual Tender Revenue
Bonds and Notes (Puts)--16.1%
-------------------------------------------------------------------------------
Connecticut State Airport
   Revenue, due 10/01/99                   500       501,725
Connecticut State
   Developmental Authority,
   3.25% due 12/01/99                    3,000     3,000,000
Connecticut State Health
   and Educational Facilities,
   4.50% due 11/01/99                      650       651,244
Connecticut State Health
   and Educational Facilities,
   7.38% due 7/01/00                     2,000     2,103,235
Connecticut State Housing
   Finance Authority,
   5.40% due 11/15/99                      250       253,365

CITIFUNDS CONNECTICUT TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                            August 31, 1999

                                      PRINCIPAL
                                        AMOUNT
ISSUER                             (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
Connecticut State Special
   Assessment Unemployment,
   4.50% due11/15/99                   $   550   $   551,417
Connecticut State Special
   Assessment Unemployment,
   5.00% due 11/15/99                    1,625     1,632,220
Connecticut State Special
   Assessment Unemployment,
   4.60% due 5/15/00                       150       151,232
Connecticut State Special
   Tax Obligation,
   4.00% due 11/01/99                    1,000     1,001,597
Connecticut State Special
   Tax Obligation,
   5.25% due 10/01/99                    1,000     1,001,416
Connecticut State Special
   Tax Obligation,
   4.25% due 10/01/99                      250       250,261
Connecticut State Special
   Tax Obligation,
   4.25% due 10/01/99                      400       400,294
Milford, CT,
   4.00% due 11/01/99                      145       145,237
Milford, CT,
   3.50% due 11/15/99                      310       310,310
Montville, CT,
   6.00% due 2/15/00                       135       136,646
New Hartford, CT,
   4.00% due 11/15/99                      165       165,330
New London, CT,
   5.50% due 2/15/00                       225       227,245
New Milford, CT,
   6.00% due 1/15/00                     1,000     1,010,704
Stamford, CT,
   6.25% due 1/15/00                       150       151,630
Stamford, CT,
   4.50% due 7/15/00                       285       287,334
University, CT,
   2.95% due 4/01/00                     1,450     1,450,000
Watertown, CT,
   6.00% due 9/15/99                       710       710,704
West Hartford, CT,
   4.00% due 9/15/99                       900       900,423
West Haven, CT,
   3.40% due 10/21/99                    4,800     4,801,276
West Haven, CT,
   3.25% due 2/01/00                     2,305     2,309,021
Westport, CT,
   5.88% due 7/15/00                     1,795     1,834,150
Woodbridge, CT,
   6.00% due 10/15/99                      245       245,859
                                                 -----------
                                                  26,183,875


-------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES*--49.9%
-------------------------------------------------------------------------------
Alabama State Public School
   and College Revenue,
   due 11/01/13                          1,900     1,900,000
Beloit, KS, Industrial Revenue,
   AMT, due 12/01/16                       900       900,000
Clark County, NV, Airport
   Revenue, AMT,
   due 10/01/30                          1,000     1,000,000
Connecticut State,
   due 5/15/14                           4,000     4,000,000
Connecticut State
   Development Authority
   Revenue, AMT,
   due 6/01/13                           3,800     3,800,000
Connecticut State
   Development Authority
   Revenue, AMT,
   due 6/01/18                           1,085     1,085,000
Connecticut State
   Development Authority
   Revenue, due 10/01/23                 3,925     3,925,000
Connecticut State Health and
   Educational Facilities,
   due 7/01/13                           1,425     1,425,000
Connecticut State Health and
   Educational Facilities,
   due 7/01/24                           4,500     4,500,000
Connecticut State Health and
   Educational Facilities,
   due 7/01/27                           2,000     2,000,000
Connecticut State Health and
   Educational Facilities,
   due 7/01/29                           8,900     8,900,000
Connecticut State Health and
   Educational Facilities,
   due 6/10/30                           8,200     8,200,000
Connecticut State Housing
   Finance Authority,
   due 5/15/17                           4,095     4,095,000
Connecticut State Housing
   Finance Authority, AMT,
   due 11/15/27                          5,505     5,505,000
Connecticut State Housing
   Finance Authority,
   due 11/15/28                          2,500     2,500,000
Connecticut State Special
   Tax Obligation,
   due 12/01/10                          3,400     3,400,000
Farmington, NM, Pollution
   Control Revenue,
   due 9/01/24                             600       600,000

CitiFunds Connecticut Tax Free Reserves
PORTFOLIO OF INVESTMENTSAugust 31, 1999



                          Principal
                           Amount
Issuer                 (000's omitted)  Value
-------------------------------------------------------------------------------
Gulf Coast, TX, Waste Disposal
   Authority, due 6/01/20               $  500   $   500,000
Gulf Coast, TX, Waste Disposal
   Authority, AMT, due 1/01/26             400       400,000
Gulf Coast, TX, Industrial
   Development Authority,
   AMT, due 4/01/29                        300       300,000
Hartford, CT, Redevelopment
   Agency, due 6/01/20                   2,000     2,000,000
Kenton County, TX, Airport
   Revenue, AMT, due 3/01/15               400       400,000
Macon Trust Pooled Variable
   Rate Certificates, AMT,
   due 12/05/30                          1,980     1,980,000
Maryland State Community
   Development Administration,
   due 4/01/25                             505       505,000
Mississippi Home Corp., AMT,
   due 6/01/28                           1,395     1,395,000
Morgan County, UT, Solid
   Waste, AMT, due 8/01/31               1,800     1,800,000
North Carolina Educational
   Facilities, due 9/01/26                 100       100,000
Puerto Rico Commonwealth,
   due 12/01/15                            400       400,000
Puerto Rico Commonwealth,
   due 7/01/20                           2,400     2,400,000
Puerto Rico Commonwealth
   Infrastructure Authority,
   due 7/01/28                           4,900     4,900,000
Puerto Rico Electrical Power
   Authority, due 7/01/22                2,300     2,300,000
Shawnee, KS, Private Activity
   Revenue, due 12/01/16                 1,000     1,000,000
Shelton, CT, Housing Authority
   Revenue, due 12/01/30                 1,800     1,800,000


Uinta County, WY,
   Pollution Control Revenue,
   due 8/15/20                          $  900  $    900,000
                                                ------------
                                                  80,815,000
                                                ------------

Total Investments,
   at Amortized Cost                      99.4%  161,131,217
Other Assets,
   Less Liabilities                        0.6       921,631
                                         -----  ------------

                                                ------------
Net Assets                               100.0% $162,052,848
                                         -----  ------------

AMT -- Subject to Alternative Minimum Tax

* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice

See notes to financial statements

CITIFUNDS CONNECTICUT TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1999

--------------------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost (Note 1A)                                        $161,131,217
Cash                                                                                  29,050
Interest receivable                                                                1,319,539
Receivable for shares of beneficial interest sold                                      1,860
--------------------------------------------------------------------------------------------
  Total assets                                                                   162,481,666
--------------------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                                    282,839
Payable to affiliates:
  Investment Advisory fees (Note 3)                                                   16,009
  Shareholder Servicing Agents' fees (Note 4B)                                        34,587
Accrued expenses and other liabilities                                                95,383
--------------------------------------------------------------------------------------------
  Total liabilities                                                                  428,818
--------------------------------------------------------------------------------------------
NET ASSETS for 162,057,931 shares of beneficial interest outstanding            $162,052,848
--------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                                 $162,057,931
Accumulated net realized loss on investments                                          (5,083)
--------------------------------------------------------------------------------------------
  Total                                                                         $162,052,848
--------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE                        $1.00
--------------------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS CONNECTICUT TAX FREE RESERVES
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1999

--------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B)                                                      $5,245,726
EXPENSES:
Administrative fees (Note 4A)                                       $410,689
Shareholder Servicing Agents' fees (Note 4B)                         410,689
Investment Advisory fees (Note 3)                                    328,552
Distribution fees (Note 5)                                           164,276
Custody and fund accounting fees                                      69,901
Audit fees                                                            30,063
Legal fees                                                            29,013
Shareholder reports                                                   20,621
Trustees' fees                                                        11,996
Transfer agent fees                                                   11,000
Registration fees                                                      1,517
Miscellaneous                                                          8,736
--------------------------------------------------------------------------------------------
  Total expenses                                                   1,497,053
Less aggregate amounts waived by Investment Adviser,
  Administrator, and Distributor (Notes 3, 4A and 5)                (426,465)
Less fees paid indirectly (Note 1E)                                   (3,315)
--------------------------------------------------------------------------------------------
  Net expenses                                                                    1,067,273
--------------------------------------------------------------------------------------------
Net investment income                                                             4,178,453
NET REALIZED GAIN ON INVESTMENTS                                                      1,712
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $4,180,165
--------------------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS CONNECTICUT TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                                    YEAR ENDED AUGUST 31,
                                                                   -----------------------
                                                                    1999            1998
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                             $4,178,453      $4,491,392
Net realized gain on investments                                       1,712           2,693
--------------------------------------------------------------------------------------------
Net increase in net assets from operations                         4,180,165       4,494,085
--------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                           (4,178,453)     (4,491,392)
--------------------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST AT
 NET ASSET VALUE OF $1.00 PER SHARE (NOTE 6):
Proceeds from sale of shares                                     238,697,352     282,812,520
Net asset value of shares issued to shareholders
  from reinvestment of dividends                                     587,434         632,962
Cost of shares repurchased                                      (233,785,159)   (296,218,329)
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  transactions in shares of beneficial interest                    5,499,627     (12,772,847)
--------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                              5,501,339     (12,770,154)
--------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                              156,551,509     169,321,663
--------------------------------------------------------------------------------------------
End of period                                                   $162,052,848    $156,551,509
--------------------------------------------------------------------------------------------

See notes to financial statements

CitiFunds Connecticut Tax Free Reserves
FINANCIAL HIGHLIGHTS

                                                     YEAR ENDED AUGUST 31,
                                       -------------------------------------------------
                                       1999      1998       1997      1996        1995
-------------------------------------------------------------------------------------------
Net Asset Value,
  beginning of period                $1.00000  $1.00000   $1.00000  $1.00000    $1.00000
Net investment income                 0.02550   0.02971    0.02914   0.03135     0.03564
Less dividends from
  net investment income              (0.02550) (0.02971)  (0.02914) (0.03135)   (0.03564)
-------------------------------------------------------------------------------------------
Net Asset Value,
  end of period                      $1.00000  $1.00000   $1.00000  $1.00000    $1.00000
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                    $162,053  $156,552   $169,322  $116,025     $46,556
Ratio of expenses to
  average net assets (A)                0.65%     0.66%      0.65%     0.42%       0.22%
Ratio of expenses to
  average net assets after
  fees paid indirectly (A)              0.65%     0.65%      0.65%     0.42%       0.22%
Ratio of net investment income
  to average net assets                 2.54%     2.98%      2.92%     3.08%       3.60%
Total return                            2.58%     3.01%      2.95%     3.18%       3.62%

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the period indicated and the Administrator had not voluntarily assumed expenses for the periods before August 31, 1996, and the expenses were not reduced for the fees paid indirectly for the years after August 31, 1995, the ratios and net investment income per share would have been as follows:

Net investment income
  per share                          $0.02289  $0.02712   $0.02615  $0.02504    $0.02732
RATIOS:
Expenses to average net assets          0.91%     0.91%      0.95%     1.04%       1.06%
Net investment income to
  average net assets                    2.28%     2.72%      2.62%     2.46%       2.76%
----------------------------------------------------------------------------------------

(A) The expense ratios for the year ended August 31, 1996 and the periods thereafter have been adjusted to reflect a change in reporting requirements. The new report guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the period ended on August 31, 1995 have not been adjusted to reflect this change.

See notes to financial statements

CitiFunds Connecticut Tax Free Reserves
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Connecticut Tax Free Reserves (the "Fund") is a separate non-diversified series of CitiFunds Multi-State Tax Free Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    The significant accounting policies consistently followed by the Fund are as follows:

    A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

    B. Interest Income Interest income consists of interest accrued, and accretion of market discount less the amortization of any premium on the investments of the Fund.

    C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $5,083, of which $2,291 will expire on August 31, 2004 and $2,792 will expire on August 31, 2005. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

CITIFUNDS CONNECTICUT TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS

    D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

    E. Fees Paid Indirectly The Fund's custodian calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

    F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. INVESTMENT ADVISORY FEES The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $328,552 of which $142,013 was voluntarily waived for the year ended August 31, 1999. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

4. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 1999, management agreed to voluntarily limit Fund expenses to 0.65%.

    A. Administrative Fees Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is computed

CITIFUNDS CONNECTICUT TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)


at the annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $410,689, of which $142,439 was voluntarily waived for the year ended August 31, 1999. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

    B. Shareholder Servicing Agent Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $410,689 for the year ended August 31, 1999.

5. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distribution fees amounted to $164,276 of which $142,013 was voluntarily waived for the year ended August 31, 1999. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through August 31, 1999.

6. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

7. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments aggregated $524,663,041 and $520,019,504, respectively, for the year ended August 31, 1999.

8. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at August 31, 1999 for federal income tax purposes, amounted to $161,131,217.

CITIFUNDS CONNECTICUT TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS

9. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1999, the commitment fee allocated to the Fund was $450. Since the line of credit was established there have been no borrowings.

CITIFUNDS CONNECTICUT TAX FREE RESERVES
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF
CITIFUNDS CONNECTICUT TAX FREE RESERVES

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CitiFunds Connecticut Tax Free
Reserves, a separate series of CitiFunds Multi-State Tax Free Trust (the "Trust") (a Massachusetts business trust), as of August 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1999 and 1998 and the financial highlights for each of the years in the five-year period ended August 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Citifunds Connecticut Tax Free Reserves at August 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 1999

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

* AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

 THE CITIFUNDS FAMILY

 LARGE CAP STOCKS
oCitiFunds Growth & Income Portfolio
oCitiFunds Large Cap Growth Portfolio

 SMALL CAP STOCKS
oCitiFunds Small Cap Value Portfolio
oCitiFunds Small Cap Growth Portfolio

 INTERNATIONAL STOCKS
oCitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

 GROWTH WITH INCOME
oCitiFunds Balanced Portfolio

 BONDS
oCitiFunds Short-Term U.S. Government Income Portfolio oCitiFunds Intermediate Income Portfolio oCitiFunds National Tax Free Income Portfolio oCitiFunds California Tax Free Income Portfolio oCitiFunds New York Tax Free Income Portfolio

 MONEY MARKETS
oCitiFunds Cash Reserves
oCitiFunds U.S. Treasury Reserves
oCitiFunds Tax Free Reserves
oCitiFunds California Tax Free Reserves
oCitiFunds Connecticut Tax Free Reserves oCitiFunds New York Tax Free Reserves



This report is prepared for the information of shareholders of CitiFunds Connecticut Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Connecticut Tax Free Reserves.

Ask for a prospectus (except for CitiFunds Connecticut Tax Free Reserves, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 pershare, it is possible to lose money by investing in the funds.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service agent or call 1-800-625-4554.

(C)1999 Citicorp          R Printed on recycled paper                CFA/RCT/899